SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2018
Computers and Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	3.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	5.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	5.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	14.00%
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	3.00%